Shareholder Report, Holdings (Details) - C000033159 [Member]	Jun. 30, 2026
ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Eurofins Scientific SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Universal Music Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Liberty Media Corp Liberty Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Office Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Multi Sector Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
IT Consulting And Other Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Miscellaneous Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Financial Exchanges And Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%